INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 409.7	₽ 28,464.0	₽ 18,215.0	₽ 17,002.0
Less: share-based compensation expense	(94.4)	(6,552.0)	(4,193.0)	(3,422.0)
Add: interest income	48.7	3,382.0	2,909.0	2,863.0
Less : interest expense	(13.6)	(945.0)	(897.0)	(1,208.0)
Less: other (loss)/income, net	42.0	2,922.0	(1,466.0)	(3,395.0)
Add: effect of Yandex.Market deconsolidation	406.6	28,244.0
Less: operating losses resulting from sanctions in Ukraine			(404.0)
Less: amortization of acquisition-related intangible assets	(14.4)	(1,007.0)	(379.0)	(488.0)
Less: compensation expense related to contingent consideration	(0.6)	(44.0)	(203.0)	(245.0)
Less: income tax expense	(123.9)	(8,603.0)	(4,926.0)	(4,324.0)
Net income	$ 660.1	₽ 45,861.0	₽ 8,656.0	₽ 6,783.0